Accounting Policies, by Policy (Policies)	6 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The unaudited condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements and the notes thereto for the year ended September 30, 2025 included in the Form 20-F filed on January 28, 2026. Operating results for the six months ended March 31, 2026 are not necessarily indicative of the results that may be expected for the fiscal year ending September 30, 2026. All inter-company balances and transactions are eliminated upon consolidation.

Uses of estimates

Uses of estimates

In preparing the unaudited condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the unaudited condensed consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the impairment assessment of receivables, the realizability of advance to suppliers, inventory valuations, useful lives of property, plant and equipment and intangible assets, impairment assessment of long-lived assets, and realization of deferred tax assets. Changes in accounting estimate are accounted for in the period of change and prospective periods. Actual results could differ from those estimates.

Risks and Uncertainties

Risks and Uncertainties

The business operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

The development and commercialization of new pharmaceutical products is highly competitive, and the industry currently is characterized by rapidly changing technologies, significant competition and a strong emphasis on intellectual property. The Company may face competition with respect to its current and future pharmaceutical product candidates from major pharmaceutical companies in China.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Cash

Cash

Cash includes currency on hand and deposits held by banks that can be added or withdrawn without limitation. The Company maintains most of its bank accounts in the PRC. Cash maintained in banks within the PRC of less than RMB0.5 million (equivalent to $72,485) per bank are covered by “deposit insurance regulation” promulgated by the State Council of the PRC.

Accounts receivable, net

Accounts receivable, net

Accounts receivable are recorded at the gross billing amount less an allowance for any uncollectible accounts due from the customers. Accounts receivable do not bear interest.

Effective October 1, 2022, the Company adopted Accounting Standards Update (“ASU”) No.2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred-loss impairment model with an expected-loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Company replaced the incurred-loss impairment model with a forward-looking current expected credit losses (CECL) model in place of the incurred-loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC 606, including contract assets.

The Company maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable. Estimated credit losses charged to the allowance are classified as “General and administrative expenses” in the unaudited condensed consolidated statements of operations and comprehensive loss. The Company assesses collectability by reviewing accounts receivable on an aging schedule basis, as accounts receivable primarily consist of receivables arising from sales of TCMD products and third-party products. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the balances, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from its customers. Delinquent account balances are written off against the allowance for expected credit losses after management has determined that the likelihood of collection is not probable.

The allowance for uncollectible balances amounted to $18,797 and $18,214 as of March 31, 2026 and September 30, 2025, respectively.

Inventories, net

Inventories, net

Inventories are stated at lower of cost or net realizable value. Cost is determined using weighted average method. Inventories primarily consist of raw materials and finished goods. Inventory costs include the purchase price and other expenditures that are directly attributable to bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. The Company evaluates inventories on a quarterly basis for its net realizable value adjustments, and reduces the carrying value of those inventories that are obsolete or in excess of the forecasted usage to their estimated net realizable value based on various factors including aging, expiration dates, as applicable, taking into consideration historical and expected future product sales. The Company recorded inventory reserve of $126,671 and $122,739 as of March 31, 2026 and September 30, 2025, respectively.

Advances to suppliers, net

Advances to suppliers, net

Advances to suppliers represent prepayments made to ensure continuous high-quality supplies and favorable purchase prices of raw materials. These advances are directly related to the purchases of raw materials used to fulfill sales orders. The Company is required from time to time to make cash advances when placing its purchase orders. These advances are settled upon suppliers delivering raw materials to the Company when the transfer of ownership occurs. The Company reviews its advances to suppliers on a periodic basis and makes general and specific allowances when there is doubt as to the ability of a supplier to provide supplies to the Company or refund an advance. As of March 31, 2026 and September 30, 2025, the Company recorded no allowance for credit loss, as the Company believed that all advances to suppliers were fully realizable.

Fair value of financial instruments

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 —	inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 —	inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
●	Level 3 —	inputs to the valuation methodology are unobservable.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future cash flow amounts discounted at market interest rates to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash, short-term investment, accounts receivable, inventories, accounts payable, short-term bank loans, accrued expenses and other current liabilities and due to related parties, approximate the fair value of the respective assets and liabilities as of March 31, 2026 based upon the short-term nature of the assets and liabilities. The Company’s investment in equity securities is accounted for using the measurement alternative in accordance with Accounting Standards Codification (“ASC”) 321, “Investments—Equity Securities” (“ASC 321”), which also approximates its recorded value. The carrying amount of long-term bank loan approximates its fair value as the loan is priced at market interest rate.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation of property, plant and equipment is provided using the straight-line method over their expected useful lives, as follows:

Categories	Useful life
Buildings	20 years
Machinery and equipment	5–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the unaudited condensed consolidated statements of operations and comprehensive loss in other income or expenses.

The Company reviews the carrying value of property, plant and equipment for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, and the effects of obsolescence, demand, competition and other economic factors. Based on this assessment, no impairment expenses for property, plant and equipment were recorded in operating expenses for the six months ended March 31, 2026 and 2025.

Intangible Assets

Intangible Assets

Intangible assets consist primarily of land use rights, trademarks and software. Under PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use parcels of land for specified periods of time. Land use rights are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method with the following estimated useful lives:

Categories	Useful life
Land use rights	50 years
Trademark	5 years
Software	3 years

The Company reviews the carrying value of intangible assets for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, and the effects of obsolescence, demand, competition and other economic factors. Based on this assessment, no impairment of land use rights was deemed necessary for the six months ended March 31, 2026 and 2025.

Construction-in-Progress (“CIP”)

Construction-in-Progress (“CIP”)

CIP represents property and buildings under construction and consists of construction expenditures, equipment procurement, and other direct costs attributable to the construction. CIP is not depreciated. Upon completion and when ready for its intended use, CIP is reclassified to the appropriate category within property, plant and equipment.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets with finite lives, primarily property, plant and equipment and intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated undiscounted cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. The Company recognized an impairment loss of $503,044 and $487,428 for prepayments for CIP as of March 31, 2026 and September 30, 2025, respectively.

Investments in Equity Securities

Investments in Equity Securities

The Company accounts for its equity investments in accordance with ASC 321. In accordance with ASC 321, equity investments in which the Company has no significant influence (generally less than a 20% ownership interest) with readily determinable fair values are accounted for at fair value based on quoted market prices with the changes in fair value recognized as unrealized gains or losses in earnings. Equity investments without readily determinable fair values are accounted for either at fair value or using the measurement alternative. Under the measurement alternative, the equity investments are measured at cost, less any impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment.

From March 2009 to September 2017, the Company invested approximately $0.7 million (RMB5 million) in Jiangxi Jian Rural Commercial Bank (“JX RCB Bank”) in exchange for  a 5% ownership interest in the bank. The purpose of entering into these equity investment agreements with JX RCB Bank was to earn investment income as the bank continues to grow. The Company determined that this investment in equity securities does not have a readily determinable fair value and, accordingly, elected the measurement alternative noted above.

The Company initially recorded the investments at historical cost and subsequently records any dividends received from the net accumulated earnings of the investee as income. As of March 31, 2026 and September 30, 2025, the Company’s investment in JX RCB Bank amounted to $724,848 (RMB5 million) and $702,346 (RMB5 million), respectively, and was reported as long-term investment in equity investee on the unaudited condensed consolidated balance sheets. Investment income was nil for the six months ended March 31, 2026 and 2025.

The investments in equity securities are evaluated for impairment when facts or circumstances indicate that the fair value of the investments is less than their carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to: (i) the nature of the investment; (ii) the cause and duration of the impairment; (iii) the extent to which fair value is less than cost; (iv) the financial condition and near-term prospects of the investments; and (v) the ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in fair value. There was no impairment of the Company’s investments in equity securities as of March 31, 2026 and September 30, 2025.

Revenue Recognition

Revenue Recognition

To determine revenue recognition for contracts with customers, the Company performs the following five steps: (i) identify the contract(s) with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

Revenue from sales of TCMD products and third-party products is recognized when the products are delivered to customers. Each customer order is distinct and separately identifiable from other customer orders, constituting a single performance obligation to deliver the ordered product in exchange for consideration. The transaction price is fixed at contract inception and is not subject to rebates, returns or other variable consideration. As each customer order includes only one performance obligation and no variable consideration, no allocation of the transaction price is required. The Company recognizes revenue at a point in time when the control of the products sold has been transferred to customers. The transfer of control is considered complete when the products have been accepted and received by customers. The Company offers credit sales to customers with a credit period of 90 days.

Revenue is presented on a gross basis, as the Company acts as the principal in each transaction. This conclusion is based on the following considerations: (i) the Company is primarily responsible for fulfilling the promise to deliver the product to the customer and is the primary contact for customer issues; (ii) the Company bears the inventory risk; and (iii) the Company has pricing discretion and bears market risk.

Disaggregation of Revenues

Disaggregation of Revenues

The Company disaggregates its revenue from contracts with customers by source of products, as the Company believes such disaggregation best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors. The following table sets forth the disaggregation of the Company’s revenue for the six months ended March 31, 2026 and 2025, respectively:

	For the Six Months Ended March 31,
	2026	2025
Revenue from sales of self-manufactured TCMD products	$5,850,980	$6,978,932
Revenue from sales of third-party products	3,185,210	2,173,983
Total revenue	$9,036,190	$9,152,915

Cost of Revenue

Cost of Revenue

Cost of revenue consists primarily of the costs of raw materials, freight charges, direct labor, depreciation of buildings and machinery, warehousing and overhead associated with the manufacturing process.

General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses consist primarily of salaries and benefits paid to administrative personnel, office supplies and utility expenses, depreciation of office equipment, consulting fees, and other miscellaneous administrative expenses.

Research and Development Expenses

Research and Development Expenses

The Company expenses all internal research and development costs as incurred, which primarily comprise employee costs, internal and external costs related to the execution of studies, manufacturing costs, facility costs of the research center, and depreciation and amortization of intangible assets and property, plant and equipment used in research and development activities. For the six months ended March 31, 2026 and 2025, total research and development expenses were approximately $93,478 and $96,836, respectively.

Shipping and Handling Costs

Shipping and Handling Costs

Shipping and handling costs are expensed as incurred. Inbound shipping and handling costs associated with bringing purchased raw materials and third-party products from suppliers to the Company’s warehouse are included in cost of revenue. Outbound shipping and handling costs associated with shipping and delivering the products to customers are included in selling expenses.

Advertising Expenses

Advertising Expenses

Advertising expenses primarily relate to the promotion of the Company’s brand name and products through outdoor billboards, social media platforms such as Weibo and WeChat, and television advertisements. Advertising costs are expensed as incurred or, where deferred, expensed the first time the advertising takes place. Advertising expenses are included in selling expenses in the unaudited condensed consolidated statements of operations and comprehensive loss. Advertising expenses amounted to $1,912,566 and $1,248,783 for the six months ended March 31, 2026 and 2025, respectively.

Segment Reporting

Segment Reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company utilizes the management approach to identify its reportable operating segments.

The management approach considers the internal organizational structure and reporting mechanisms employed by the Company’s CODM for operational decision-making and performance evaluation. The Company’s chief executive officer has been designated as the CODM, who reviews and evaluates the consolidated results of operations to determine resource allocation and assess the Company’s overall performance.

Based on this assessment, the Company has concluded that it operates as a single reportable operating segment. For management purposes, the Company operates in one business unit based on the products sold, and its sole operating segment is pharmaceutical manufacturing and selling. The CODM monitors the revenue, results of operations, assets and liabilities of its business unit as a whole and regularly reviews its operating results to make decisions about resource allocation. Accordingly, no analysis of segment information other than entity-wide information is presented.

The Company’s long-lived assets are all located in the PRC and substantially all of the monitoring and control activities of its operations are conducted in the PRC. Accordingly, no geographic information is presented.

The significant segment expenses are consistent with those reported in the unaudited condensed consolidated statements of operations and comprehensive loss, including cost of revenue, selling expenses, general and administrative expenses, and research and development expenses. For the significant segment expenses incurred during the six months ended March 31, 2026 and 2025, refer to the unaudited condensed consolidated statements of operations and comprehensive loss.

Income Taxes

Income Taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized only if it is “more likely than not” that the tax position would be sustained upon examination by the relevant tax authority. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized upon examination. For tax positions not meeting the “more likely than not” threshold, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes were incurred during the six months ended March 31, 2026 and 2025. The Company does not believe there were any uncertain tax positions as of March 31, 2026 and September 30, 2025.

The Company’s operating subsidiaries in China are subject to the income tax laws of the PRC. No significant income was generated outside the PRC for the six months ended March 31, 2026 and 2025. As of March 31, 2026 and September 30, 2025, all tax returns of the Company’s PRC subsidiaries remained open for statutory examination by the PRC tax authorities.

Value Added Tax (“VAT”)

Value Added Tax (“VAT”)

Sales revenue represents the invoiced value of goods, net of VAT. The VAT is based on the gross sales price, and VAT rates range up to 13%, depending on the type of products sold. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products. The Company records a VAT payable or receivable, net of payments, in the accompanying unaudited condensed consolidated financial statements.

Earnings per Share

Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary shares outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the six months ended March 31, 2026 and 2025, there were no dilutive shares.

Foreign Currency Translation

Foreign Currency Translation

The functional currency for Universe INC is the U.S. Dollar (“US$”). Universe HK uses the Hong Kong dollar as its functional currency. However, Universe INC and Universe HK currently serve solely as holding companies and had no active operations as of the date of this report. The Company operates only in the PRC and the Company’s functional currency is the Chinese Yuan (“RMB”). The Company’s unaudited condensed consolidated financial statements have been translated into the reporting currency US$.

Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported in other comprehensive income. Gains and losses resulting from the translation of foreign currency transactions and balances are reflected in the results of operations.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

The following table sets forth the currency exchange rates used in preparing the unaudited condensed consolidated financial statements in this report:

	March 31, 2026	March 31, 2025	September 30, 2025
Period-end US$: RMB exchange rate	6.8980	7.2567	7.1190
Period-end US$: HK exchange rate	7.8400	7.7799	7.7809
Period average US$: RMB exchange rate	7.0061	7.2308	7.2125
Period average US$: HK exchange rate	7.7954	7.7771	7.7948

Comprehensive Income

Comprehensive Income

Comprehensive income consists of two components, net income and other comprehensive income. The foreign currency translation gain resulting from translation of the financial statements expressed in RMB to US$ is reported in other comprehensive income in the unaudited condensed consolidated statements of operations and comprehensive loss.

Statement of Cash Flows

Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows,” cash flows from the Company’s operations are calculated based on the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Employee Defined Contribution Plan

Employee Defined Contribution Plan

The Company’s subsidiaries in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefits, and housing fund are provided to eligible full-time employees. The relevant labor regulations require the Company’s PRC subsidiaries to pay the local labor and social welfare authorities monthly contributions based on the applicable benchmarks and rates stipulated by the local government. The contributions to the plan are expensed as incurred. Employee social security and welfare benefits recognized as expense in the accompanying unaudited condensed consolidated statements of operations and comprehensive loss amounted to $438,872 and $293,156 for the six months ended March 31, 2026 and 2025, respectively.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amended guidance improves the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, SG&A, and research and development). The amended guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The requirements will be applied prospectively with the option for retrospective application. The Company is currently in the process of evaluating the impact this amended guidance may have on the footnotes to its consolidated financial statements.

In January 2025, the FASB issued ASU 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. This guidance amends the effective date of Update 2024-03 to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption of Update 2024-03 is permitted. The Company is currently in the process of evaluating the impact this amended guidance may have on the footnotes to its consolidated financial statements.

In November 2025, the FASB issued ASU 2025-08, Financial Instruments—Credit Losses (Topic 326): Purchased Loans. This update improves the decision usefulness of the financial reporting for acquired financial assets. The amendments require that purchased seasoned loans be accounted for using the gross-up approach, which will enhance comparability and consistency in the accounting for acquired financial assets. The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. The Company is currently in the process of evaluating the impact this amended guidance may have on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. This update improves U.S. GAAP by establishing authoritative guidance on the accounting for government grants received by business entities. For public business entities, the amendments are effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. The Company is currently in the process of evaluating the impact this amended guidance may have on its consolidated financial statements.

In May 2026, the FASB issued ASU 2026-2, Environmental Credits and Environmental Credit Obligations (Topic 818). This Update provides recognition, measurement, presentation, and disclosure requirements for all entities that generate, purchase, or receive environmental credits or have a regulatory compliance obligation that may be settled with environmental credits. For public business entities, the amendments in this Update are effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. The Company is currently in the process of evaluating the impact this amended guidance may have on its consolidated financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.